VIA EDGAR

May 15, 2013

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  S.A.C. Global Investors LLP

Ladies and Gentlemen:

On behalf of S.A.C. Global Investors LLP, enclosed for filing with the Securities and Exchange Commission pursuant to the requirements of
Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-1 thereunder, please find the attached report on Form 13F for the reporting period ended March 31, 2013.

These materials are being submitted electronically pursuant to Rule 101(a)(1)(iii) of Regulation S-T.

Should you have any questions regarding the enclosures, please contact the undersigned at (203) 890-2094.

Very truly yours,

S.A.C. Global Investors LLP

By: S.A.C. Global Limited, its Managing Member

Peter Nussbaum, Director

Enclosures

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number: ______
  This Amendment (Check only one):              [_] is a restatement.
                                                [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      S.A.C. Global Investors LLP
Address:   St. Martins Court, 4th Floor
           10 Paternoster Row
           London, EC4M 7HP
           United Kingdom

Form 13F File Number: 28-11288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter Nussbaum
Title:     Authorized Person
Phone:     203-890-2094

Signature, Place, and Date of Signing:

    /s/ Peter Nussbaum       Stamford, Connecticut         May 15, 2013
  -----------------------  -------------------------  -----------------------
        [Signature]              [City, State]                [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              1
                                                     ------------

Form 13F Information Table Entry Total:                        95*
                                                     ------------

Form 13F Information Table Value Total:              $    369,055
                                                     ------------
                                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.              Form 13F File Number           Name
  ---              --------------------           ----
  1                28-13297                       S.A.C. Capital Advisors, L.P.

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

Column 1                          Column 2      Column 3  Column 4       Column 5          Column 6    Column 7     Column 8
--------                        --------------  --------- -------- -------------------- -------------- -------- -----------------
                                                                                                                Voting Authority
                                                           Value   SH or PRN SH / Put /   Investment    Other   -----------------
Name of Issuer                  Title of Class   CUSIP    (x$1000)  Amount   PRN  Call    Discretion   Manager  Sole Shared  None
--------------                  --------------  --------- -------- --------- ---- ----- -------------- -------- ---- ------- ----
AES CORP                        Common          00130H105    2,961   235,537            Shared-Defined        1      235,537
BOISE INC                       Common          09746Y105      450    52,000            Shared-Defined        1       52,000
CAMERON INTERNATIONAL CORP      Common          13342B105      300     4,600            Shared-Defined        1        4,600
COBALT INTL ENERGY INC          Common          19075F106    4,230   150,000            Shared-Defined        1      150,000
COLONY FINL INC                 Common          19624R106    6,216   280,000            Shared-Defined        1      280,000
CONOCOPHILLIPS                  Common          20825C104    3,005    50,000            Shared-Defined        1       50,000
CONSOL ENERGY INC               Common          20854P109      575    17,100            Shared-Defined        1       17,100
FMC TECHNOLOGIES INC            Common          30249U101      207     3,800            Shared-Defined        1        3,800
FLOWSERVE CORP                  Common          34354P105    1,521     9,070            Shared-Defined        1        9,070
FREEPORT-MCMORAN COPPER & GO    Common          35671D857    1,695    51,200            Shared-Defined        1       51,200
GRACE W R & CO DEL NEW          Common          38388F108      101     1,300            Shared-Defined        1        1,300
JPMORGAN CHASE & CO             Common          46625H100    6,882   145,000            Shared-Defined        1      145,000
MARKET VECTORS ETF TR           Common          57060U100   12,158   321,225            Shared-Defined        1      321,225
METHANEX CORP                   Common          59151K108       61     1,500            Shared-Defined        1        1,500
PETROLEO BRASILEIRO SA PETRO    Common          71654V408    1,657   100,000            Shared-Defined        1      100,000
POTASH CORP SASK INC            Common          73755L107    3,911    99,650            Shared-Defined        1       99,650
PRAXAIR INC                     Common          74005P104      112     1,000            Shared-Defined        1        1,000
SELECT SECTOR SPDR TR           Common          81369Y605    2,001   110,000            Shared-Defined        1      110,000
SILVER STD RES INC              Common          82823L106      148    14,000            Shared-Defined        1       14,000
STARWOOD PPTY TR INC            Common          85571B105    8,050   290,000            Shared-Defined        1      290,000
TITAN INTL INC ILL              Common          88830M102      864    41,000            Shared-Defined        1       41,000
TWO HBRS INVT CORP              Common          90187B101    8,070   640,000            Shared-Defined        1      640,000
VISA INC                        Common          92826C839   13,587    80,000            Shared-Defined        1       80,000
WALTER ENERGY INC               Common          93317Q105      100     3,500            Shared-Defined        1        3,500
YAMANA GOLD INC                 Common          98462Y100      190    12,400            Shared-Defined        1       12,400
VALIDUS HOLDINGS LTD            Common          G9319H102    9,903   265,000            Shared-Defined        1      265,000
CNH GLOBAL N V                  Common          N20935206    1,571    38,019            Shared-Defined        1       38,019
SENSATA TECHNOLOGIES HLDG BV    Common          N7902X106       66     2,000            Shared-Defined        1        2,000
VALE S A                        Common          91912E204    4,918   297,500            Shared-Defined        1      297,500
BHP BILLITON PLC                Common          05545E209   12,955   223,125            Shared-Defined        1      223,125
DANAHER CORP DEL                Common          235851102    6,813   109,625            Shared-Defined        1      109,625
GOLDCORP INC NEW                Common          380956409      454    13,500            Shared-Defined        1       13,500
MARRIOTT INTL INC NEW           Common          571903202      150     3,547            Shared-Defined        1        3,547
LIBERTY GLOBAL INC              Common          530555101   11,561   157,504            Shared-Defined        1      157,504
CF INDS HLDGS INC               Common          125269100    3,820    20,065            Shared-Defined        1       20,065
CHEVRON CORP NEW                Common          166764100    5,941    50,000            Shared-Defined        1       50,000
HELMERICH & PAYNE INC           Common          423452101    1,833    30,200            Shared-Defined        1       30,200
JOY GLOBAL INC                  Common          481165108      619    10,395            Shared-Defined        1       10,395
MICROSOFT CORP                  Common          594918104    2,060    72,000            Shared-Defined        1       72,000
NATIONAL OILWELL VARCO INC      Common          637071101    7,429   105,000            Shared-Defined        1      105,000
NUCOR CORP                      Common          670346105    8,254   178,850            Shared-Defined        1      178,850
PRUDENTIAL FINL INC             Common          744320102    7,816   132,500            Shared-Defined        1      132,500
PLAINS EXPL& PRODTN CO          Common          726505100    1,771    37,300            Shared-Defined        1       37,300
ROCKWELL AUTOMATION INC         Common          773903109      121     1,400            Shared-Defined        1        1,400
SIEMENS A G                     Common          826197501      162     1,500            Shared-Defined        1        1,500

Column 1                          Column 2      Column 3  Column 4       Column 5          Column 6    Column 7     Column 8
--------                        --------------  --------- -------- -------------------- -------------- -------- -----------------
                                                                                                                Voting Authority
                                                           Value   SH or PRN SH / Put /   Investment    Other   -----------------
Name of Issuer                  Title of Class   CUSIP    (x$1000)  Amount   PRN  Call    Discretion   Manager  Sole Shared  None
--------------                  --------------  --------- -------- --------- ---- ----- -------------- -------- ---- ------- ----
LYONDELLBASELL INDUSTRIES N     Common          N53745100      152     2,400            Shared-Defined        1        2,400
PACKAGING CORP AMER             Common          695156109      480    10,700            Shared-Defined        1       10,700
SUPERIOR ENERGY SVCS INC        Common          868157108    2,688   103,500            Shared-Defined        1      103,500
CHUBB CORP                      Common          171232101    7,878    90,000            Shared-Defined        1       90,000
WELLS FARGO & CO NEW            Common          949746101    1,036    28,000            Shared-Defined        1       28,000
DISCOVER FINL SVCS              Common          254709108   10,762   240,000            Shared-Defined        1      240,000
UNION PAC CORP                  Common          907818108       57       400            Shared-Defined        1          400
EQUIFAX INC                     Common          294429105    4,031    70,000            Shared-Defined        1       70,000
ELDORADO GOLD CORP NEW          Common          284902103    2,297   241,000            Shared-Defined        1      241,000
TECK RESOURCES LTD              Common          878742204    3,295   117,000            Shared-Defined        1      117,000
NEW GOLD INC CDA                Common          644535106      379    41,700            Shared-Defined        1       41,700
ROYAL GOLD INC                  Common          780287108      540     7,600            Shared-Defined        1        7,600
WHITING PETE CORP NEW           Common          966387102    1,017    20,000            Shared-Defined        1       20,000
OWENS CORNING NEW               Common          690742101      560    14,200            Shared-Defined        1       14,200
UNITED RENTALS INC              Common          911363109    1,062    19,316            Shared-Defined        1       19,316
CARPENTER TECHNOLOGY CORP       Common          144285103      493    10,000            Shared-Defined        1       10,000
GARDNER DENVER INC              Common          365558105   14,468   192,621            Shared-Defined        1      192,621
HUBBELL INC                     Common          443510201      128     1,320            Shared-Defined        1        1,320
INTL PAPER CO                   Common          460146103      582    12,500            Shared-Defined        1       12,500
RPM INTL INC                    Common          749685103      189     6,000            Shared-Defined        1        6,000
STATE STR CORP                  Common          857477103   11,227   190,000            Shared-Defined        1      190,000
DOMTAR CORP                     Common          257559203      388     5,000            Shared-Defined        1        5,000
CANADIAN NATL RY CO             Common          136375102      150     1,500            Shared-Defined        1        1,500
FIRST MAJESTIC SILVER CORP      Common          32076V103      194    12,000            Shared-Defined        1       12,000
INTERXION HOLDING N.V           Common          N47279109    3,633   150,000            Shared-Defined        1      150,000
CITIGROUP INC                   Common          172967424    7,123   161,000            Shared-Defined        1      161,000
YANDEX N V                      Common          N97284108    1,156    50,000            Shared-Defined        1       50,000
TIM PARTICIPACOES S A           Common          88706P205    2,483   113,500            Shared-Defined        1      113,500
APPLE INC                       Common          037833100    3,851     8,700            Shared-Defined        1        8,700
BARRICK GOLD CORP               Common          067901108      176     6,000            Shared-Defined        1        6,000
ALBEMARLE CORP                  Common          012653101      125     2,000            Shared-Defined        1        2,000
AMARIN CORP PLC                 Common          023111206    1,297   175,000            Shared-Defined        1      175,000
BP PLC                          Common          055622104    6,353   150,000            Shared-Defined        1      150,000
AMERICAN INTL GROUP INC         Common          026874784   24,068   620,000            Shared-Defined        1      620,000
ASHLAND INC NEW                 Common          044209104      149     2,000            Shared-Defined        1        2,000
ALLSTATE CORP                   Common          020002101   17,420   355,000            Shared-Defined        1      355,000
ARROW ELECTRS INC               Common          042735100    2,275    56,000            Shared-Defined        1       56,000
MICHAEL KORS HLDGS LTD          Common          G60754101    4,543    80,000            Shared-Defined        1       80,000
KINROSS GOLD CORP               Option          496902904    5,155   650,000      Call  Shared-Defined        1      650,000
SANDSTORM GOLD LTD              Common          80013R206      302    32,000            Shared-Defined        1       32,000
MICHAEL KORS HLDGS LTD          Option          G60754901    1,908    33,600      Call  Shared-Defined        1       33,600
EATON CORP PLC                  Common          G29183103    3,889    63,500            Shared-Defined        1       63,500
THE ADT CORPORATION             Common          00101J106    1,052    21,500            Shared-Defined        1       21,500
AMIRA NATURE FOODS LTD          Common          G0335L102      290    36,643            Shared-Defined        1       36,643
GRUPO FINANCIERO SANTANDER M    Common          40053C105    1,157    75,000            Shared-Defined        1       75,000
EXXON MOBIL CORP                Option          30231G952    9,011   100,000      Put   Shared-Defined        1      100,000
ALAMOS GOLD INC                 Common          011527108      192    14,000            Shared-Defined        1       14,000
MARKET VECTORS ETF TR           Option          57060U951   12,882   300,000      Put   Shared-Defined        1      300,000
VALERO ENERGY CORP NEW          Option          91913Y950    9,098   200,000      Put   Shared-Defined        1      200,000
SPDR SERIES TRUST               Option          78464A950   18,147   300,000      Put   Shared-Defined        1      300,000